INCOME TAX AND DEFERRED TAX, Effective Income Tax Rate Reconciliation (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Effective Income Tax Rate Reconciliation [abstract]
Pre-tax income	$ 33,668,098	$ 11,608,351	$ 34,583,065
Statutory income tax rate	35.00%	30.00%	30.00%	30.00%	35.00%
Pre-tax income at statutory income tax rate	$ (11,783,834)	$ (3,482,505)	$ (10,374,920)
Tax Effects Due to [Abstract]
Restatement by inflation	5,788,975	3,162,319	4,191,239
Unrecognized tax loss carryforward	1,692,789	(3,074,046)	0
Adjustment affidavit previous year	(67,587)	(13,695)	280,788
Variation of tax rate	(4,083,828)	0	0
Tax inflation adjustment	(3,941,738)	(4,188,721)	(4,106,748)
Others	(341,798)	948,540	1,740,174
Total income tax	$ (12,737,021)	$ (6,648,108)	$ (8,269,466)